Contract Balances, Performance Obligations and Contract Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Jan. 31, 2022
Contract Balances, Performance Obligations and Contract Costs
Capitalized contract cost, net, Total	$ 17.3		$ 17.3		$ 16.6
Capitalized contract cost, amortization	$ 1.4	$ 1.2	$ 2.8	$ 2.2